Capital Management - Summary of the Information Used as Base for Diluted Earnings Per Share Calculation (Parenthetical) (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Average shares related to share-based payment warrants	16,353,000	8,491,539
Average shares related to share-based payment plans with employees	5,456,000	567,993